Schedule of Investments
ARK Genomic Revolution ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Biotechnology - 65.1%
AquaBounty Technologies, Inc.*	536,675	$955,281
Arcturus Therapeutics Holdings, Inc.*†	2,028,655	69,988,598
Bellicum Pharmaceuticals, Inc.*	56	280
CareDx, Inc.*	922,663	23,417,187
Castle Biosciences, Inc.*	258,084	7,982,538
Cellectis SA (France)*(a)	1,570,329	20,492,793
Cellular Biomedicine Group, Inc.*	467,840	6,783,680
CRISPR Therapeutics AG (Switzerland)*	1,256,589	62,131,270
Editas Medicine, Inc.*	1,227,418	28,377,904
Evogene Ltd. (Israel)*	299,878	329,866
Fate Therapeutics, Inc.*	649,834	17,792,455
Incyte Corp.*	239,141	23,354,510
Inovio Pharmaceuticals, Inc.*	1,059,785	12,749,214
Intellia Therapeutics, Inc.*†	2,571,206	34,634,145
Invitae Corp.*	4,222,336	69,879,661
Ionis Pharmaceuticals, Inc.*	132,067	7,333,681
Iovance Biotherapeutics, Inc.*	1,086,513	34,931,393
Organovo Holdings, Inc.*†	7,649,779	3,236,621
Pluristem Therapeutics, Inc.*	772,829	7,086,842
Precigen, Inc.*	351	1,264
Seres Therapeutics, Inc.*	2,491,493	9,168,694
Syros Pharmaceuticals, Inc.*	2,163,509	18,238,381
Twist Bioscience Corp.*	754,024	24,664,125
Veracyte, Inc.*	909,919	24,540,515
Total Biotechnology		508,070,898

Health Care Equipment & Supplies - 3.1%
Cerus Corp.*	3,945,840	24,266,916

Health Care Providers & Services - 2.9%
Guardant Health, Inc.*	289,931	22,313,090

Health Care Technology - 0.9%
Teladoc Health, Inc.*	43,067	7,088,398

Life Sciences Tools & Services - 26.3%
10X Genomics, Inc., Class A*	75,059	5,994,962
Adaptive Biotechnologies Corp.*	123,226	3,944,464
Codexis, Inc.*	1,158,096	13,445,494
Compugen Ltd. (Israel)*†	4,243,237	61,484,504
Illumina, Inc.*	219,594	70,057,074
NanoString Technologies, Inc.*	598,280	19,001,373
Pacific Biosciences of California, Inc.*	5,412,015	17,886,710
Personalis, Inc.*	1,292,508	13,403,308
Total Life Sciences Tools & Services		205,217,889

Technology Hardware, Storage & Peripherals - 1.6%
Pure Storage, Inc., Class A*	894,170	12,876,048
Total Common Stocks (Cost $646,086,950)		779,833,239
MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b) (Cost $3,199,614)	3,199,614	3,199,614
Total Investments–100.3% (Cost $649,286,564)		783,032,853
Liabilities in Excess of Other Assets–(0.3)%		(2,432,832)
Net Assets–100.0%		$780,600,021

Schedule of Investments
ARK Genomic Revolution ETF

April 30, 2020 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2020 is as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2020	Value ($) at 4/30/2020
Common Stocks — 21.7%
Biotechnology — 13.8%
Arcturus Therapeutics Holdings, Inc. †
13,607,577	20,519,497	(4,290,894)	1,291,690	38,860,728	–	–	2,028,655	69,988,598
Intellia Therapeutics, Inc. †
34,596,666	15,332,349	(5,951,008)	(3,483,073)	(5,860,789)	–	–	2,571,206	34,634,145
Organovo Holdings, Inc. †
2,223,167	1,027,344	(151,195)	(28,463)	165,768	–	–	7,649,779	3,236,621
Life Sciences Tools & Services — 7.9%
Compugen Ltd. †
9,974,321	19,337,536	(9,162,883)	1,970,336	39,365,194	–	–	4,243,237	61,484,504
60,401,731	56,216,726	(19,555,980)	(249,510)	72,530,901	–	–	16,492,877	169,343,868

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$779,833,239	$–	$–	$779,833,239
Money Market Fund	3,199,614	–	–	3,199,614
Total	$783,032,853	$–	$–	$783,032,853

(c)   Please refer to the Schedule of Investments to view securities segregated by industry type.